Revenue - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue recognized	$ 79	$ 80	$ 110	$ 103
Revenue to be recognized in future	$ 159		$ 156
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Recognized revenue percentage			72.00%
Recognized revenue satisfaction period			12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Recognized revenue percentage	67.00%
Recognized revenue satisfaction period	12 months